Inventories - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Classes of current inventories [abstract]
Cost of inventories recognized as expense during period	$ 133.2	$ 135.2	$ 260.8	$ 273.0
Inventories, at net realizable value	$ 0.8	$ 0.2	$ 4.4	$ 0.5